Exhibit 99.1

World Omni Auto Receivables Trust 2024-C

Monthly Servicer Certificate

November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	653,967,101.87	29,775
Yield Supplement Overcollateralization Amount 10/31/25	44,246,861.56	0
Receivables Balance 10/31/25	698,213,963.43	29,775
Principal Payments	27,386,950.93	1,310
Defaulted Receivables	1,568,047.39	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	41,789,931.11	0
Pool Balance at 11/30/25	627,469,034.00	28,407

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.99%
Prepayment ABS Speed	1.60%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	11,918,918.82	407
Past Due 61-90 days	4,013,277.36	136
Past Due 91-120 days	1,010,728.98	33
Past Due 121+ days	0.00	0
Total	16,942,925.16	576

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.53%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Delinquency Trigger Occurred	NO

Recoveries	893,808.89
Aggregate Net Losses/(Gains) - November 2025	674,238.50
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.16%
Prior Net Losses/(Gains) Ratio	0.75%
Second Prior Net Losses/(Gains) Ratio	0.42%
Third Prior Net Losses/(Gains) Ratio	1.11%
Four Month Average	0.86%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.76%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	48.90

Flow of Funds	$ Amount
Collections	31,965,936.65
Investment Earnings on Cash Accounts	13,138.46
Servicing Fee	(581,844.97)
Transfer to Collection Account	-
Available Funds	31,397,230.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,199,716.18
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,285,297.42
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,484,704.09

Total Distributions of Available Funds	31,397,230.14

Servicing Fee	581,844.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	647,914,331.42
Principal Paid	26,498,067.87
Note Balance @ 12/15/25	621,416,263.55

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	55,306,580.00
Principal Paid	11,372,561.32
Note Balance @ 12/15/25	43,934,018.68
Note Factor @ 12/15/25	21.9670093%

Class A-2b
Note Balance @ 11/17/25	73,557,751.42
Principal Paid	15,125,506.55
Note Balance @ 12/15/25	58,432,244.87
Note Factor @ 12/15/25	21.9670093%

Class A-3
Note Balance @ 11/17/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	403,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-4
Note Balance @ 11/17/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	61,570,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	36,320,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	18,160,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,414,458.18
Total Principal Paid	26,498,067.87
Total Paid	28,912,526.05

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	220,304.54
Principal Paid	11,372,561.32
Total Paid to A-2a Holders	11,592,865.86

Class A-2b
SOFR Rate	4.14202%
Coupon	4.61202%
Interest Paid	263,860.97
Principal Paid	15,125,506.55
Total Paid to A-2b Holders	15,389,367.52

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9945134
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.8892800
Total Distribution Amount	23.8837934

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1015227
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	56.8628066
Total A-2a Distribution Amount	57.9643293

A-2b Interest Distribution Amount	0.9919585
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	56.8628066
Total A-2b Distribution Amount	57.8547651

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	86.25
Noteholders' Third Priority Principal Distributable Amount	685.33
Noteholders' Principal Distributable Amount	228.42

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	3,026,385.22
Investment Earnings	9,329.50
Investment Earnings Paid	(9,329.50)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22